Financial instruments - Allowance for uncollected receivables (Details) - Credit risk - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Balance as of beginning of period	$ 1,419	$ 1,881
Provision for non-collection, net	(233)	(202)
Write-offs charged against the allowance	(523)	(260)
Balance as of end of period	$ 663	$ 1,419